Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2024
Segment and Revenue Analysis [Abstract]
Schedule of Entity-Wide Disclosures Relating to Revenues

Certain entity-wide disclosures relating to revenues for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the year ended December 31, 2024
	Commercial real estate business and Petfood sales	Restaurant business	Total
Revenue from continuing operations	$563,726	$-	$563,726
Net income from continuing operations	$1,925,312	$-	$1,925,312
Net income from discontinued operations	$-	$575,249	$575,249
Total net income	$1,925,312	$575,249	$2,500,561
Depreciation and amortization	$111,642	$-	$111,642
Total assets	$33,338,661	$-	$33,338,661

	For the year ended December 31, 2023
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$754	$-	$754
Net loss income from continuing operations	$(8,382,915)	$-	$(8,382,915)
Net loss from discontinued operations	$(15,095,547)	$(153,054)	$(15,248,601)
Total net loss	$(23,478,462)	$(153,054)	$(23,631,516)
Depreciation and amortization	$22,649	$-	$22,649
Total assets	$27,591,002	$1,310,395	$28,901,397

	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$-	$24,726

Net income (loss) from continuing operations	$1,142,637	$-	$1,142,637
Net income (loss) from discontinued operations	$(339,054)	$51,430	$(287,624)
Total net income	$803,583	$51,430	$855,013
Depreciation and amortization	$17,114	$-	$17,114
Total assets	$35,010,629	$1,502,768	$36,513,397

Schedule of Net Revenues Generated from Different Reportable Segment

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2024	2023	2022
Pet food domestic sales	-	754	25,849
Commercial real estate business revenue	565,618	-	-
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726

The net revenue generated from different product lines and services is set forth as following:

	For the Years Ended December 31,
	2024	2023	2022
Pet chews	$-	$-	$8,367
Dried pet snacks	-	-	8,005
Wet canned petfood	-	-	1,290
Dental health snacks	-	-	550
Commercial real estate business revenue	565,618	-	-
Others	-	754	7,637
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2024	2023	2022
China	$512,157	$754	$25,849
U.S.	53,461	-	-
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726